EQUITY - Schedule of Distributions Made (Details) - USD ($) $ / shares in Units, $ in Millions	3 Months Ended		6 Months Ended
	Jun. 30, 2021	Jun. 30, 2020	Jun. 30, 2021	Jun. 30, 2020
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			$ 1,862	$ 999
Distributions to specified holders	$ 0	$ 313	$ 312	$ 624
Distributions per unit (in dollars per share)	$ 0.3325	$ 0.3325	$ 0.3325	$ 0.6650
Limited partnership units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners	$ 0	$ 145	$ 145	$ 291
Non-controlling interests | Redeemable/Exchangeable Partnership Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			152	290
Distributions to specified holders	0	145	150	287
Non-controlling interests | Special LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	1	2	3
Non-controlling interests | Exchange LP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	1	1	2
Non-controlling interests | FV LTIP Units
Schedule of Partnership Units [Line Items]
Distributions to specified holders	0	1	1	1
Non-controlling interests | BPYU Units
Schedule of Partnership Units [Line Items]
Distributions to Limited Partners			13	40
Distributions to specified holders	$ 0	$ 20	$ 13	$ 40